As filed with the Securities and Exchange Commission on April 26, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22770
NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
 (Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments MLP Income Fund Inc. (Unaudited) 2/29/16

NUMBER OF SHARES		VALUE	†

Master Limited Partnerships and Related Companies (113.0%)

Coal & Consumable Fuels (8.8%)
1,940,300	Alliance Holdings GP, L.P.	$ 26,911,961	µ
586,000	CNX Coal Resources LP	4,043,400	§µ
		30,955,361

Leisure Facilities (14.1%)
838,207	Cedar Fair L.P.	49,403,920	µ

Oil & Gas Storage & Transportation (87.4%)
1,160,000	American Midstream Partners LP	5,892,800	µ
126,658	Columbia Pipeline Group	2,298,843	µ
360,000	Crestwood Equity Partners LP	3,265,200	µ
5,600,000	Energy Transfer Equity, L.P.	39,200,000	µ
1,400,000	Energy Transfer Partners, L.P.	37,338,000	µ
1,500,000	Enterprise Products Partners L.P.	35,055,000	µ
337,395	EQT Midstream Partners, LP	24,167,604	µ
90,000	NRG Yield, Inc. - Class C	1,176,300	µ
180,000	NuStar Energy L.P.	6,305,400	µ
1,343,571	NuStar GP Holdings, LLC	23,364,700	µ
1,650,000	ONEOK, Inc.	39,600,000	µ
1,340,632	Southcross Energy Partners, L.P.	764,160	µ
35,575	Sempra Energy	3,433,343	µ
300,000	Spectra Energy Corp	8,760,000	µ
80,000	Spectra Energy Partners, LP	3,704,800	µ
100,000	Sunoco Logistics Partners L.P.	2,464,000	µ
2,180,000	Teekay LNG Partners L.P.	22,301,400	µ
600,000	Teekay Offshore Partners L.P.	1,776,000	µ
770,898	Western Gas Equity Partners, LP	22,741,491	µ
600,000	Western Gas Partners, LP	23,526,000	µ
		307,135,041
Propane (2.7%)
146,000	AmeriGas Partners, L.P.	5,952,420	µ
136,000	Suburban Propane Partners, L.P.	3,650,240	µ
		9,602,660

Total Master Limited Partnerships and Related Companies (Cost $655,051,176)		397,096,982

Short-Term Investments (14.1%)
49,448,952	Invesco STIT Treasury Portfolio Money Market Fund Institutional Class, 0.23% (Cost $49,448,952)	49,448,952	∆

Total Investments (127.1%) (Cost $704,500,128)		446,545,934	##

Liabilities, less cash, receivables and other assets [(27.1%)]		(95,152,888)

Total Net Assets Applicable to Common Stockholders (100.0%)		$ 351,393,046

See Notes to Schedule of Investments

 February 29, 2016 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman MLP Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (including master limited partnerships), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of February 29, 2016:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Master Limited Partnerships and Related Companies
Coal & Consumable Fuels	$30,955,361	$—	$—	$30,955,361
Leisure Facilities	49,403,921	—	—	49,403,921
Oil & Gas Storage & Transportation	307,135,041	—	—	307,135,041
Propane	9,602,660	—	—	9,602,660
Total Master Limited Partnerships and Related Companies	397,096,982	—	—	397,096,982
Short-Term Investments	—	49,448,952	—	49,448,952
Total Investments	$397,096,982	$49,448,952	$—	$446,545,934

As of the period ended February 29, 2016, no securities were transferred from one level (as of November 30, 2015) to another.

##	At February 29, 2016, the cost of investments for U.S. federal income tax purposes was $623,078,941. Gross unrealized appreciation of investments was $291,656,834 and gross unrealized depreciation of investments was $468,189,841 resulting in net unrealized depreciation of $176,533,007 based on cost for U.S. federal income tax purposes.

§	Affiliated issuer.

Investments in Affiliates(1):

	Balance of Shares Held November 30, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held February 29, 2016	Value February 29, 2016	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
CNX Coal Resources LP	1,000,000	-	414,000	586,000	$4,043,400	$307,500	$(3,218,535)

(1)	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.

µ        All or a portion of this security is pledged in connection with the Fund’s loans payable outstanding.

∆ The rate shown is the annualized seven day yield as of February 29, 2016.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:   /s/ Robert Conti
         Robert Conti
 Chief Executive Officer and President

Date: April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti
        Robert Conti
Chief Executive Officer and President

Date: April 26, 2016

By:  /s/ John M. McGovern
        John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: April 26, 2016